CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the prospectuses that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant and the classes thereof listed on Schedule A attached hereto would not have differed from those contained in Post-Effective Amendment No. 173 (“Amendment No. 173”) to the Registrant’s Registration Statement and (b) that Amendment No. 173 was filed electronically.

Dated: December 20, 2013	By: /s/ Claudia A. Brandon Claudia A. Brandon Executive Vice President and Secretary

SCHEDULE A

SERIES	CLASSES
Neuberger Berman Emerging Markets Equity Fund	Class R3 and Class R6
Neuberger Berman Equity Income Fund	Class R3
Neuberger Berman Focus Fund	Investor, Trust, and Advisor Classes
Neuberger Berman Guardian Fund Neuberger Berman Large Cap Value Fund Neuberger Berman Small Cap Growth Fund	Investor, Trust, and Advisor Classes, and Class R3
Neuberger Berman International Equity Fund Neuberger Berman Socially Responsive Fund	Investor and Trust Classes, Class R3, and Class R6
Neuberger Berman International Large Cap Fund	Trust Class and Class R3
Neuberger Berman Large Cap Disciplined Growth Fund	Investor Class and Class R3
Neuberger Berman Genesis Fund Neuberger Berman Mid Cap Growth Fund	Investor, Trust, and Advisor Classes, Class R3, and Class R6
Neuberger Berman Mid Cap Intrinsic Value Fund	Investor and Trust Classes, and Class R3
Neuberger Berman Real Estate Fund	Trust Class, Class R3, and Class R6